Fair Value Measurements - Schedule of Fair Value of Plan's Assets (Details) - EBP 002 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		$ 79,890,502	$ 70,204,492
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		75,951,174	66,336,328
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		75,951,174	66,336,328
Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		67,688	63,401
Cash and Cash Equivalents | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		67,688	63,401
Cash and Cash Equivalents | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Cash and Cash Equivalents | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		73,726,645	64,259,296
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		73,726,645	64,259,296
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Financial Institutions, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		2,156,841	2,013,631
Financial Institutions, Inc. Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		2,156,841	2,013,631
Financial Institutions, Inc. Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Financial Institutions, Inc. Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	$ 3,939,328	$ 3,868,164

[1]

(a) In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value (“NAV”) per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.